Schedule of Amount Due to Related Parties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 184,368		$ 2,532,160		$ 1,651,407
Mr Cheung Ching Ping [Member]
Related Party Transaction [Line Items]
Related party transaction nature	Interest-free listing expense loans	[1]	Interest-free listing expense loans	[2]
Due from related parties			$ 1,021,617		520,964
Mr Cheung Ching Ping One [Member]
Related Party Transaction [Line Items]
Related party transaction nature	Interest-free shareholder’s loans	[3]	Interest-free shareholder’s loans	[4]
Due from related parties			$ 607,272		472,272
Mr. Cheung Chi Ping [Member]
Related Party Transaction [Line Items]
Related party transaction nature	Interest-free shareholder’s loans	[3]	Interest-free shareholder’s loans	[4]
Due from related parties			$ 485,917		377,817
Mr Cheung Chi Ping One [Member]
Related Party Transaction [Line Items]
Related party transaction nature	Director’s remuneration	[5]	Director’s remuneration	[6]
Due from related parties	$ 184,368		$ 295,900		185,900
Mr Cheung Yick Chung [Member]
Related Party Transaction [Line Items]
Related party transaction nature	Interest-free shareholder’s loans	[3]	Interest-free shareholder’s loans	[4]
Due from related parties			$ 121,454		$ 94,454

[1]	On September 7, 2023, Mr. Cheung Ching Ping, a shareholder of the Company, entered into a loan facility agreement with the Company that Mr. Cheung Ching Ping agreed to pay the listing expenses incurred for the initial public offering in Nasdaq on behalf of the Company before listing with a maximum principal amount of $1,000,000 which was then increased to $1,100,000 in January 2025. Pursuant to the facility agreement, the loan is interest-free, unsecured and repayable on the earlier of within 30 days from the date the Company’s common stock listed on Nasdaq, or December 31, 2025. As of December 31, 2024, the amount of listing expenses paid by Mr. Cheung Ching Ping on behalf of the Company was $1,021,617. The loan was fully settled during the three months ended March 31, 2025 upon listing.
[2]	On September 7, 2023, Mr. Cheung Ching Ping, a shareholder of the Company, entered into a loan facility agreement with the Company that Mr. Cheung Ching Ping agreed to pay the listing expenses incurred for the initial public offering in Nasdaq on behalf of the Company before listing with a maximum principal amount of $1,000,000 which was then increased to $1,100,000 in January 2025. Pursuant to the facility agreement, the loan is interest-free, unsecured and repayable on the earlier of within 30 days from the date the Company’s common stock listed on Nasdaq, or December 31, 2025. As of December 31, 2024 and 2023, amount of listing expenses paid by Mr. Cheung Ching Ping on behalf of the Company was $1,021,617 and $520,964.
[3]	On April 24, 2014, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung entered into two shareholders’ loan agreements with Chrome Field I, Inc. and Chrome Field II, Inc., wholly-owned subsidiaries of the Company, respectively. Pursuant to the shareholders’ loan agreements, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung agreed to grant shareholders’ loans at principal amounts of $1,307,619.69 and $1,447,739.16 to Chrome Field I, Inc. and Chrome Field II, Inc., respectively, in a proportion of 50%, 40% and 10%, respectively, in connection with the acquisition of Kissimmee Bay and Remington in 2014. Pursuant to the shareholders’ loan agreements, the loans are interest-free, unsecured and to repayable on demand. As of December 31, 2024, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $607,272, $485,917 and $121,454, respectively. The outstanding balances were fully settled during the three months ended March 31, 2025 upon listing.
[4]	On April 24, 2014, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung entered into two shareholders’ loan agreements with Chrome Field I, Inc. and Chrome Field II, Inc., wholly-owned subsidiaries of the Company, respectively. Pursuant to the shareholders’ loan agreements, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung agreed to grant shareholders’ loans at principal amounts of $1,307,619.69 and $1,447,739.16 to Chrome Field I, Inc. and Chrome Field II, Inc., respectively, in a proportion of 50%, 40% and 10%, respectively, in connection with the acquisition of Kissimmee Bay and Remington in 2014. Pursuant to the shareholders’ loan agreements, the loans are interest-free, unsecured and to repayable on demand. As of December 31, 2024, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $607,272, $485,917 and $121,454, respectively. As of December 31, 2023, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $472,272, $377,817 and $94,454, respectively.
[5]	For the sake of compensating Mr. Cheung Chi Ping’s involvement in the daily operations and management of golf operations of the Company, director’s remuneration was granted by the Company every year based on the performance of the Company. For the three months ended March 31, 2025 and 2024, the Company charged $nil and $40,000, respectively, as director’s remuneration to Mr. Cheung Chi Ping and recognized under salaries and benefits on the statements of operations. The balance is interest-free, unsecured and repayable on demand. As of March 31, 2025 and December 31, 2024, outstanding director’s remuneration was $184,368 and $295,900, respectively. The director’s remuneration payable to Mr. Cheung Chi Ping was expected to be settled within one year.
[6]	For the sake of compensating Mr. Cheung Chi Ping’s involvement in the daily operations and management of golf operations of the Company, director’s remuneration was granted by the Company every year based on the performance of the Company. For the years ended December 31, 2024 and 2023, the Company charged $110,000 and $110,000, respectively, as director’s remuneration to Mr. Cheung Chi Ping and recognized under salaries and benefits on the statements of operations. The balance is interest-free, unsecured and repayable on demand. As of December 31, 2024 and 2023, outstanding director’s remuneration was $295,900 and $185,900, respectively.